Prepaid Shared-Based Payment	12 Months Ended
Jun. 30, 2026
Prepaid Shared-Based Payment [Abstract]
PREPAID SHARED-BASED PAYMENT

NOTE 7 — PREPAID SHARED-BASED PAYMENT

Prepaid shared-based payment consisted of the following:

	As of June 30,
	2026	2025
Prepaid shared-based payment	$16,257,220	$-
Total	$16,257,220	$-
Including:
Prepaid shared-based payment, current	$4,021,920	$-
Prepaid shared-based payment, non-current	$12,235,300	$-

On August 4, 2025, the Company granted an aggregate of 273,600* Class A ordinary shares to five consultants at a grant date fair value of $73.5 per share. The Class A ordinary shares vested immediately upon grant in consideration for services to be provided over a five-year service period. Accordingly, the related share-based compensation expenses was recorded as prepaid share-based payment and is being recognized as an expense over the five-year service period. See Note 13 to the consolidated financial statements.

*	Number of shares and per share data have been retroactively adjusted to reflect the 1-for-25 reverse share split of May 22, 2026.

As of June 30, 2026, prepaid shared-based payment is expected to be recognized as follows:

Unrecognized Compensation Cost
USD
2027	$4,021,920
2028	$4,021,920
2029	$4,021,920
2030	$4,191,460
Total	16,257,220